Report of Votes of Stockholders

The annual meeting of stockholders was held on October 29, 2020. Stockholders voted to elect four Class III Directors to serve until the Annual Meeting of Stockholders in 2023, or until their successors are elected and qualified. Class I Directors (which include Marc Gary, Michael M. Knetter and Peter P. Trapp) and the Class II Directors (which include Michael J. Cosgrove, Deborah C. McLean, George W. Morriss and Tom D. Seip) continue to hold office until the Annual Meeting in 2021 and 2022, respectively, or until their successors are elected and qualified.

To elect four Class III Directors to serve until the Annual Meeting of Stockholders in 2023 or until their successors are elected and qualified.
Shares of Common Stock

Votes For
Votes
Abstentions
Broker

Withheld

Non-Votes
Joseph V. Amato
33,973,692
7,610,151
-
-
Martha C. Goss
33,945,150
7,638,693
-
-
James G. Stavridis
33,958,160
7,625,683
-
-
Candace L. Straight
33,885,340
7,698,503
-
-